Intangible Assets (Details) $ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2023 ARS ($)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 ARS ($)	Jun. 30, 2022 USD ($)
Statement [Line Items]
Transfers	$ (3,187)		$ 3,257
Additions	793		722
Disposals	(3,384)		(6)
Information Systems And Software [Member]
Statement [Line Items]
Beginning balance	459		723
Transfers	0
Ending balance	250		459
Additions	143		140
Disposals	0		0
Impairment			(85)
Amortization charges (i)		$ (352)	(319)
Goodwill [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Beginning balance	0			$ 0
Ending balance			0
Goodwill [Member] | Costs [Member]
Statement [Line Items]
Beginning balance	476			476
Ending balance			476
Information Systems And Software [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Beginning balance	(2,736)			(2,384)
Ending balance			(2,736)
Information Systems And Software [Member] | Costs [Member]
Statement [Line Items]
Beginning balance	2,986			2,843
Ending balance			2,986
Future units to be received from barters and others [Member]
Statement [Line Items]
Beginning balance	6,349		7,284
Transfers	(200)
Ending balance	7,219		6,349
Additions	1,272		82
Impairment			0
Amortization charges (i)		(23)	(2)
Disposals	(179)		(1,015)
Future units to be received from barters and others [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Beginning balance	(1,114)			(1,091)
Ending balance			(1,114)
Future units to be received from barters and others [Member] | Costs [Member]
Statement [Line Items]
Beginning balance	8,333			7,440
Ending balance			8,333
Total Intangible Assets [Member] | Costs [Member]
Statement [Line Items]
Beginning balance	11,795			10,759
Ending balance			11,795
Totals [Member]
Statement [Line Items]
Beginning balance	7,284		8,483
Transfers	(200)
Ending balance	7,945		7,284
Additions	1,415		222
Impairment			(85)
Amortization charges (i)		(375)	(321)
Disposals	(179)		(1,015)
Totals [Member] | Accumulated Depreciation [Member]
Statement [Line Items]
Beginning balance	(3,850)			$ (3,475)
Ending balance			(3,850)
Goodwill Other Than Intangible Assets [Member]
Statement [Line Items]
Beginning balance	476		476
Additions	0		0
Disposals	0		0
Transfers	0
Impairment			0
Amortization charges		$ 0	0
Ending balance	$ 476		$ 476